Description of Business and Basis of Presentation	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Description of Business and Basis of Presentation
NOTE 1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
News Corporation (together with its subsidiaries, “News Corporation,” “News Corp,” the “Company,” “we” or “us”) is a global diversified media and information services company comprised of businesses across a range of media, including: information services and news, digital real estate services and book publishing.
The assets and liabilities of the Foxtel Group (“Foxtel”) have been classified as held for sale and the results of operations and cash flows have been classified as discontinued operations for all periods presented. Furthermore, upon reclassification of Foxtel’s results, the Subscription Video Services segment ceased to be a reportable segment and the residual results of the segment were aggregated into the News Media segment. Unless indicated otherwise, the information in the notes to the Consolidated Financial Statements relates to the Company’s continuing operations. See Note 3—Discontinued Operations.
Basis of Presentation
The accompanying consolidated financial statements of the Company, which are referred to herein as the “Consolidated Financial Statements,” have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Company’s financial statements as of June 30, 2024 and 2023 and for the three fiscal years ended June 30, 2024 are presented on a consolidated basis.
The consolidated statements of operations are referred to herein as the “Statements of Operations.” The consolidated balance sheets are referred to herein as the “Balance Sheets.” The consolidated statements of cash flows are referred to herein as the “Statements of Cash Flows.”
The Company maintains a 52-53 week fiscal year ending on the Sunday closest to June 30 in each year. Fiscal 2024, fiscal 2023 and fiscal 2022 included 52, 52 and 53 weeks, respectively. All references to the fiscal years ended June 30, 2024, 2023 and 2022 relate to the fiscal years ended June 30, 2024, July 2, 2023 and July 3, 2022, respectively. For convenience purposes, the Company continues to date its consolidated financial statements as of June 30.
Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current fiscal year presentation.